OPPENHEIMER
Main Street Small Cap Fund®
Summary Prospectus	August 28, 2014
NYSE Ticker Symbols
Class A	OSCAX
Class C	OSCCX
Class R	OSCNX
Class Y	OSCYX
Class I	OSSIX

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus, Statement of Additional Information, Annual Report and other information about the Fund online at https://www.oppenheimerfunds.com/fund/MainStreetSmallCapFund. You can also get this information at no cost by calling 1.800.225.5677 or by sending an email request to: info@oppenheimerfunds.com.

The Fund's prospectus and Statement of Additional Information ("SAI"), both dated August 28, 2014, and through page 45 of its most recent Annual Report, dated April 30, 2014, are incorporated by reference into this Summary Prospectus. You can access the Fund's prospectus and SAI at https://www.oppenheimerfunds.com/fund/MainStreetSmallCapFund. The Fund's prospectus is also available from financial intermediaries who are authorized to sell Fund shares.

Investment Objective. The Fund seeks capital appreciation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 12 of the prospectus and in the sections "How to Buy Shares" beginning on page 44 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class R	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	None	1%	1%	None	None

Annual Fund Operating Expenses [1]
(expenses that you pay as a percentage of the value of your investment)	Class A	Class C	Class R	Class Y	Class I
Management Fees	0.71%	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None	None
Other Expenses	0.41%	0.41%	0.41%	0.41%	0.22%
Total Annual Fund Operating Expenses	1.37%	2.12%	1.62%	1.12%	0.93%
Fee Waiver and/or Expense Reimbursement [2]	(0.12%)	0.00%	0.00%	(0.22%)	(0.13%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	1.25%	2.12%	1.62%	0.90%	0.80%

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Expenses have been restated to reflect current fees.

2.

After discussions with the Fund's Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, Acquired Fund Fees and Expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 1.25% for Class A shares, 2.25% for Class C shares, 1.75% for Class R shares, 0.90% for Class Y shares and 0.80% for Class I shares, as calculated on the daily net assets of the Fund. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of this prospectus, unless approved by the Board.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

	If shares are redeemed				If shares are not redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$696	$975	$1,276	$2,127	$696	$975	$1,276	$2,127
Class C	$317	$671	$1,151	$2,477	$217	$671	$1,151	$2,477
Class R	$266	$515	$888	$1,937	$166	$515	$888	$1,937
Class Y	$92	$336	$599	$1,351	$92	$336	$599	$1,351
Class I	$82	$285	$504	$1,136	$82	$285	$504	$1,136

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.

During the period from the Fund's commencement of operations on May 17, 2013 to the end of its fiscal year on April 30, 2014, the Fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies. Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of "small-cap" companies. A company's "market capitalization" is the value of its outstanding common stock. The Fund considers small-cap companies to be those having a market capitalization in the range of the Russell 2000® Index. The capitalization range of that index is subject to change at any time due to market activity or changes in the composition of the index. The range of the Russell 2000® Index generally widens over time and it is reconstituted annually to preserve its market cap characteristics. The Fund measures a company's capitalization at the time the Fund buys a security and is not required to sell a security if the company's capitalization moves outside of the Fund's capitalization definition.
     Although the Fund mainly invests in U.S. companies, it can invest in securities issued by companies or governments in any country. The Fund primarily invests in common stock but may also invest in other types of securities that are consistent with its investment objective.
     The portfolio managers use both fundamental research and quantitative models to identify investment opportunities. While the process may change over time or vary in particular cases, in general the selection process currently:

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aims to maintain broad diversification across all major economic sectors;

■

uses quantitative models, including sector-specific factors, to rank securities within each economic sector;

■

uses a fundamental approach to analyze issuers based on factors such as a company's financial performance, competitive strength, industry position, business practices and management; and

■

considers market trends, current industry outlooks and general economic conditions.

In constructing the portfolio, the Fund seeks to limit exposure to so-called "top-down" or "macro" risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, the portfolio managers seek to add value by selecting individual securities with superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a "bottom-up" approach to portfolio construction.
     The portfolio managers consider stock rankings, benchmark weightings and capitalization outlooks in determining security weightings for individual issuers.
     The portfolio managers might sell a security if the price is approaching their price target, if the company's competitive position has deteriorated or the company's management has performed poorly, or if they have identified more attractive investment prospects.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests or because of poor investment selection, which could cause the Fund to underperform other funds with similar investment objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

Main Risks of Investing in Stock. The value of the Fund's portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.

The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company's stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company's sector or industry, or changes in government regulations affecting the company or its industry.

    Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector. To some extent that risk may be limited by the Fund's policy of not concentrating its investments in any one industry.

Main Risks of Small-Cap Companies. Small-cap companies may be either established or newer companies, including "unseasoned" companies that have typically been in operation for less than three years. While smaller companies might offer greater opportunities for gain than larger companies, they also involve greater risk of loss. They may be more sensitive to changes in a company's earnings expectations and may experience more abrupt and erratic price movements. Smaller companies' securities often trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited

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access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small-cap companies typically reinvest a high proportion of their earnings in their business, they may lack liquidity in a declining market, particularly if they are newer companies. Small-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-sized company, if it realizes any gain at all.

       Investing in Small Unseasoned Companies. The Fund can invest in the securities of small unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. In addition to the other risks of smaller issuers, these securities may have a very limited trading market, making it harder for the Fund to sell them at an acceptable price. The price of these securities may be very volatile, especially in the short term.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking capital appreciation over the long term. Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for a fund focusing on stocks of smaller companies. Because of its focus on long-term growth, the Fund may be more appropriate for investors with longer term investment goals. The Fund is not designed for investors needing an assured level of current income. The Fund is not a complete investment program and may not be appropriate for all investors. You should carefully consider your own investment goals and risk tolerance before investing in the Fund.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. Performance history will be available after the Fund has been in operation for a full calendar year. While the Fund's past investment performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future, updated performance information, showing the variability of the Fund's returns, is available by calling the toll-free number on the back of the prospectus and on the Fund's website at:
https://www.oppenheimerfunds.com/fund/MainStreetSmallCapFund

Investment Adviser. OFI Global Asset Management, Inc. (the "Manager") is the Fund's investment adviser.  OppenheimerFunds, Inc. (the "Sub-Adviser") is its sub-adviser.

Portfolio Managers. Matthew P. Ziehl, CFA, Raymond Anello, CFA, Raman Vardharaj, CFA, Joy Budzinski, Kristin Ketner Pak, Magnus Krantz and Adam Weiner have each been a portfolio manager and Vice President of the Fund since its inception.

Purchase and Sale of Fund Shares. You can buy most classes of Fund shares with a minimum initial investment of $1,000. Traditional and Roth IRA, Asset Builder Plan, Automatic Exchange Plan and government allotment plan accounts may be opened with a minimum initial investment of $500. For wrap fee-based programs, salary reduction plans and other retirement plans and accounts, there is no minimum initial investment. Once your account is open, subsequent purchases may be made in any amount. For Class I shares, the minimum initial investment is $5 million per account. The Class I share minimum initial investment will be waived for retirement plan service provider platforms.

     Shares may be purchased through a financial intermediary or the Distributor and redeemed through a financial intermediary or the Transfer Agent on days the New York Stock Exchange is open for trading. Shareholders may purchase or redeem shares by mail, through the website at www.oppenheimerfunds.com or by calling 1.800.225.5677.

Share transactions may be paid by check, by Federal Funds wire or directly from or into your bank account.

Taxes. Fund distributions are subject to Federal income tax as ordinary income or as capital gains and they may also be subject to state or local taxes, unless your shares are held in a tax-deferred account (in which case you may be taxed later, upon withdrawal of your investment from such account).

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Sub-Adviser, or their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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For More Information About Oppenheimer Main Street Small Cap Fund

You can access the Fund's prospectus and SAI at https://www.oppenheimerfunds.com/fund/MainStreetSmallCapFund. You can also request additional information about the Fund or your account:

Telephone	Call OppenheimerFunds Services toll-free: 1.800.CALL OPP (1.800.225.5677)
Mail:	For requests by mail: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270	For requests by courier or express mail: OppenheimerFunds Services 12100 East Iliff Avenue Suite 300 Aurora, Colorado 80014
Internet:	You may request documents, and read or download certain documents at www.oppenheimerfunds.com

PR1355.001.0814